Personnel expenses - Personnel expenses - Narrative (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Salaries and remuneration to Senior Executives
Personnel expenses [Line Items]
Remuneration excluding benefits and other remuneration	kr 24	kr 25
Pensionable remuneration	24	25
Magnus Montan, Chief Executive Officer (CEO)
Personnel expenses [Line Items]
Pensionable remuneration	kr 6	kr 6